Capital and financing transactions (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	January 31, 2026		January 31, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,236,305,738	$22,067	1,244,435,686	$22,054
Issued in relation to share-based payments, net	1,363,037	111	1,092,275	82
Repurchased for cancellation under the Normal Course Issuer Bid	(4,876,647)	(89)	–	–
Outstanding at end of period	1,232,792,128	$22,089	1,245,527,961	$22,136